Leases	12 Months Ended
Sep. 30, 2023
Leases
Leases

Note 13 - Leases

The Company rent its factories in Lishui City Zhejiang Province from a related party, Zhejiang Tantech Bamboo Technology Co., Ltd., for processing dried edible fungi and a floor in an office building in Hangzhou from third parties.

As of September 30, 2023 and 2022, the remaining average lease term was 7.1 years and 8.2 years, respectively. The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on actual incremental borrowing interest rates from financial institutions in order to discount lease payments to present value. The weighted average discount rate of the Company’s operating leases was 10.2% per annum and 10.0% per annum, as of September 30, 2023 and 2022, respectively.

Supplemental balance sheet information related to operating leases from the Company’s continuing operations was as follows:

	As of	As of
	September 30,	September 30,
	2023	2022
Right-of-use assets under operating leases	$516,459	$534,351

Operating lease liabilities, current	69,062	46,543
Operating lease liabilities, non-current	458,617	517,156
Total operating lease liabilities	$527,679	$563,699

For the years ended September 30,
2024	$119,232
2025	98,975
2026	98,975
2027	98,975
2028	88,434
Thereafter	242,716
Total Future minimum lease payments	747,307
Less: Imputed interest	(219,628)
Total	$527,679